Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
Investor Class
Prospectus [Line Items]
Average Annual Return, Percent		3.82%	8.42%	7.23%
Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent		(1.77%)	5.11%	4.82%
Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent		5.30%	5.98%	5.25%
Class I
Prospectus [Line Items]
Average Annual Return, Percent		4.08%	8.68%	7.50%
Class I | Russell 3000® Total Return Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1]	23.81%	13.86%	12.55%
Class I | Russell 2000 Valu Index [Member]
Prospectus [Line Items]
Average Annual Return, Percent	[2]	8.05%	7.29%	7.14%

[1]	The Russell 3000® Total Return Index is an unmanaged index that measures the performance of the 3,000 largest U.S. companies based on total market capitalizations, which represents approximately 98% of the investable U.S. equity market. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.
[2]	The Russell 2000® Value Total Return Index is an unmanaged index that measures the performance of the small-cap value segment of the US equity universe. It includes those Russell 2000 companies with relatively lower price-to-book ratios, lower I/B/E/S forecast medium term (2 year) growth and lower sales per share historical growth (5 years). The Russell 2000® Value Total Return Index is an unmanaged, capitalization-weighted index of 2,000 small cap U.S. companies. Investors cannot invest directly in an index. Index returns are gross of any fees, brokerage commissions or other expenses of investing.